SCHEDULE 14A INFORMATION
   Proxy Statement Pursuant to Section 14(a) of the Securities
                      Exchange Act of 1934

Filed by the Registrant [x]

Filed by a Party other than the Registrant [ ]

Check the appropriate box:

[x]  Preliminary Proxy Statement

[ ]  Definitive Proxy Statement

[ ]  Definitive Additional Materials

[ ]  Soliciting Material Pursuant to 240.14a-11(c) or 240.14a-12

                      HAROLD'S STORES, INC.
        (Name of Registrant as Specified in its Charter)

                         NOT APPLICABLE
     (Name of Person(s) Filing Proxy Statement if Other Than
                           Registrant)

Payment of Filing Fee (Check the appropriate box):

[x]  $125.00 per Exchange Act Rules 0-11(c)(1)(ii),
     14a-6(i)(1), or 14a-(j)(2).

[ ]  $500 per each party to the controversy pursuant to Exchange
     Act Rule 14a-6(i)(3).

[ ]  Fee computed  on the  table below per Exchange Act Rules
     14a-6(i)4) and 0-11.

     1) Title of each class securities to which transaction applies:_________________.

     2) Aggregate number of securities to which transaction applies:________________.

     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
          0-11:______________.

     4)   Proposed maximum aggregate value of
          transaction:_______________.

     5)   Total fee paid:________________.

[ ]  Fee paid previously with preliminary materials.

[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or Schedule and the date of its filing.

     1)   Amount Previously Paid:____________.

     2)   Form, Schedule or Registration Statement
          No:_________________.

     3)   Filing Party:_____________________.

     4)   Date filed:_______________________.


PRELIMINARY COPY
As filed with Securities and Exchange Commission on May 22, 1996.

NOTICE OF 1996
ANNUAL MEETING OF
SHAREHOLDERS AND
PROXY STATEMENT



Dear Harold's Shareholder:

On behalf of the Board of Directors and management of Harold's Stores, Inc., I am pleased to invite you to attend the 1996 Annual Meeting of Shareholders. The meeting will be held at the Holiday Inn, 1000 N. Interstate Drive, Norman, Oklahoma, beginning at 2:00 p.m., local time, on Friday, June 28, 1996. A copy of our Annual Report to Shareholders for the fiscal year ended February 3, 1996 is enclosed.

The attached Notice of Annual Meeting and Proxy Statement describe the business to be conducted at the meeting, including the election of eleven directors. During the meeting, there will also be a report by management on the Company's business, as well as a discussion period during which you will be able to ask questions.

Whether or not you plan to attend in person, please mark your proxy in the space provided. It is important that your shares be represented by a proxy, even if you cannot be present. Take a moment now to sign, date and return your proxy in the envelope provided. If you have multiple accounts and received more than one set of this material, please be sure to return each proxy.

I look forward to greeting you at this year's Annual Meeting.

Sincerely,



Harold G. Powell
Chairman of the Board





     HAROLD'S STORES, INC., 765 ASP, POST OFFICE DRAWER 2970
             NORMAN, OKLAHOMA  73070 (405) 329-4045



                      HAROLD'S STORES, INC.
                             765 Asp
                     Norman, Oklahoma  73069

            NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                   TO BE HELD ON JUNE 28, 1996


TO OUR SHAREHOLDERS:

The 1996 Annual Meeting of Shareholders of Harold's Stores, Inc.
("the Company") will be held at the Holiday Inn, 1000 N.
Interstate Drive, Norman, Oklahoma, on Friday, June 28, 1996, at
2:00 p.m., local time, for the following purposes:

1. To elect eleven (11) directors to hold office until the next annual meeting of the shareholders and until their respective successors shall have been elected and qualified.

2. To act upon a proposal to amend the Company's Certificate of Incorporation to increase the number of authorized shares of Common Stock of the Company from 7,500,000 shares to 25,000,000 shares.

3. To transact such other business as may properly be brought before the Annual Meeting or any adjournment thereof.

The Annual Meeting may be adjourned from time to time and, at any reconvened meeting, action with respect to the matters specified in the notice may be taken without further notice to the shareholders unless required by the Bylaws.

Shareholders of record of Common Stock at the close of business on May 1, 1996 are entitled to notice of, and to vote on all matters at, the Annual Meeting. A list of such shareholders will be available for examination by any shareholder for any purpose germane to the Annual Meeting, during normal business hours, at the principal office of the Company, 765 Asp, Norman, Oklahoma for a period of ten days prior to the Annual Meeting and at the Annual Meeting

BY THE ORDER OF THE BOARD OF DIRECTORS



H. RAINEY POWELL
Secretary

DATED: May 29, 1996




                      HAROLD'S STORES, INC.
                         PROXY STATEMENT
                 ANNUAL MEETING OF SHAREHOLDERS
                          JUNE 28, 1996

The following information is furnished in connection with the 1996 Annual Meeting of Shareholders of Harold's Stores, Inc. (the "Company") which will be held on Friday, June 28, 1996, at 2:00 p.m., local time, at the Holiday Inn, 1000 N. Interstate Drive, Norman, Oklahoma, and at any adjournment or adjournments thereof, and will be mailed on or about _______,1996 to the holders of record of Common Stock as of the record date.

The record date for determining shareholders entitled to notice of, and to vote at, the Annual Meeting has been fixed as the close of business on May 1, 1996. On that date, the Company had 4,965,245 shares of Common Stock outstanding. Each outstanding share of Common Stock is entitled to one vote on all matters presented at the Annual Meeting.

The enclosed proxy for the Annual Meeting is being solicited by the Company's Board of Directors and is revocable at any time prior to the exercise of the powers conferred thereby. The cost of the solicitation of proxies in the enclosed form will be borne by the Company. In addition to the use of the mail, proxies may be solicited by personal interview, telephone, or facsimile, and by banks, brokerage houses and other institutions. Nominees or fiduciaries will be requested to forward the solicitation material to their principals and to obtain authorization for the execution of proxies. The Company will, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their reasonable expenses in forwarding proxy material to their principals.

Unless otherwise directed in the accompanying form of proxy, the persons named therein will vote FOR the election of the eleven director nominees and FOR the proposal to amend the Company's Certificate of Incorporation to increase the authorized number of shares of Common Stock. Any shareholder returning the accompanying proxy may revoke such proxy at any time prior to its exercise by (a) giving written notice to the Company of such revocation, (b) voting in person at the Annual Meeting or (c) executing and delivering to the Company a later dated proxy. Written revocations and later dated proxies should be sent to Harold's Stores, Inc., Post Office Drawer 2970, Norman, Oklahoma 73070.

ANNUAL REPORT
The Company's Annual Report to Shareholders, covering the fiscal year ended February 3, 1996, including audited financial statements, is enclosed. No part of the Annual Report is incorporated in this Proxy Statement or is deemed to be a part of the material for the solicitation of proxies.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The following table sets forth certain information regarding the beneficial ownership of the Company's Common Stock as of May 1, 1996 by (i) each nominee for election as a director, (ii) the Company's chief executive officer and its four other most highly compensated executive officers, (iii) all executive officers and directors of the Company as a group, and (iv) all those known by the Company to be beneficial owners of more than five percent of the Company's Common Stock.



                                                            Beneficial Ownership(1)

               Beneficial Owner                                 Number                   Percentage
                                                                of  Shares                of Class
DIRECTORS AND CERTAIN EXECUTIVE OFFICERS:
Harold G. Powell                                                 513,003 (2)(3)(4)         10.3%
   765 Asp, Norman , OK 73069
Rebecca Powell Casey                                             750,678 (3)(4)(5)(6)      15.0%
   4525 McKinney, Dallas TX 75205
H. Rainey Powell                                                 468,060 (3)(4)(7)          9.4%
    765 Asp., Norman, OK 73609
Kenneth C. Row                                                    11,556 (4)                 *
Janet F. Firth                                                     6,754 (4)                 *
James R. Agar                                                     10,986 (4)                 *
Michael T. Casey                                                 294,846 (3)(4)(5)          5.9%
    4525 McKinney, Dallas, TX 75205
Robert B. Cullum, Jr.                                              5,995 (4)                 *
Lisa Powell Hunt                                                 364,813 (3)(4)(8)          7.3%
    3940 Marquette, Dallas, TX 75225
W.  Howard Lester                                                  4,725 (4)                 *
Gary  C. Rawlinson                                                 9,962 (4)                 *
William F. Weitzel                                                 9,454 (4)                 *
All Directors and Executive Officers                           2,461,774 (9)               48.5%
    as a Group (14 people)
OTHER BENEFICIAL OWNERS OF MORE THAN
5% OF THE COMMON STOCK
The Security  National Bank and Trust Company of Norman,         638,943 (10)              12.9%
   as Trustee
    200 East Main, Norman, OK 73069
Inter-Him N.V.                                                   379,937                    7.7%
 Prof. Kernkampweg 8a
    Post Office Box 3361, Curacao, Netherlands Antilles
_____________________

* Less than one percent.

(1) This table is based upon information supplied by officers, directors and principal shareholders and applicable Schedules 13D
13G filed with the Securities and Exchange Commission. Unless otherwise indicated in the footnotes to this table and subject to community property laws where applicable, the Company believes that each of the shareholders named in this table has sole voting and investment power with respect to the shares indicated as beneficially owned. The percentage of ownership for each person is calculated in accordance with rules of Securities and Exchange
Commission without regard to shares of Common Stock issuable upon exercise of outstanding stock options, except that any shares a person is deemed to own by having a right to acquire by exercise of an option are considered outstanding solely for purposes of calculating such person's percentage ownership.

(2) Included in this amount are 273,865 shares held by The
Security National Bank and Trust Company of Norman ("Security"), as Trustee of the Elizabeth M. Powell Trust A, over which Harold
G. Powell possesses a general power of appointment exercisable at his death. Such shares are also included in the beneficial ownership of Security. Mr. Powell may also be deemed to have shared voting power over 365,078 shares held by Security, as trustee of Elizabeth M. Powell Trust B, which are not included in the number of shares indicated as beneficially owner by Mr.
Powell.

(3) Pursuant to a Shareholder's Agreement, effective August 18,
1987, Harold G. Powell, Rebecca Powell Casey, H. Rainey Powell,
Lisa Powell Hunt, Michael T. Casey and Security have agreed to vote the Common Stock held by them in accordance with the decision of those holding a majority of the shares of Common
Stock subject to the Agreement. Such group of shareholders may be treated as the beneficial owners of 2,756,478 shares, or approximately 54.7% of the outstanding Common Stock. Except as otherwise stated above, each named person's beneficial ownership set forth above excludes the ownership of other members of such group.

(4) Includes shares with the named individuals have the right to acquire by exercise of stock options granted under the Company's
1993 Performance and Equity Incentive Plan, which are currently exercisable as follows: Harold G. Powell - 21,318, Rebecca
Powell Casey - 23,028, H. Rainey Powell - 17,948, Kenneth C. Row
- - - 8,265, Janet F. Firth - 5,345, James R. Agar - 4,725, Michael
T. Casey - 4,725, Robert B. Cullum, Jr. - 4,725, Lisa Powell Hunt
- - - 4,725, W. Howard Lester - 4,725, Gary C. Rawlinson - 4,725, and
William F. Weitzel - 4,421.

(5) Michael T. Casey and Rebecca Powell Casey are husband and wife. The beneficial ownership of each spouse excludes the shares held by the other. Mr. and Mrs. Casey disclaim beneficial ownership of the other's shares.

(6) Included in this amount are 91,068 shares which are held by Ms. Casey as custodian for the benefit of her minor children.

(7) Included in this amount are 60,712 shares which are held by Mr. Rainey Powell as custodian for the benefit of his minor children. Not included are 59,231 shares of Common Stock held by Mr. Rainey Powell's wife, over which Mr. Rainey Powell disclaims beneficial ownership.

(8) Included in this amount are 73,411 shares which are held by Ms. Hunt as custodian for the benefit of her minor children. Not included are 30,356 shares of Common Stock held by Ms. Hunt's husband, over which Ms. Hunt disclaims beneficial ownership.

(9) Includes 115,630 shares which the directors and the executive officers as a group have the right to acquire by exercise of stock options granted under the Company's 1993 Performance and Equity Incentive Plan which are currently exercisable.

(10) All shares are held in its capacity as trustee. Of such total, 273,865 shares are also included in Harold G. Powell's beneficial ownership.


PROPOSAL 1:
ELECTION OF DIRECTORS
The Board of Directors of the Company, pursuant to the provisions of the Company's Certificate of Incorporation and Bylaws, has established an eleven-member Board of Directors, and has nominated all of the current directors for re-election by the shareholders at the Annual Meeting. If elected, the director nominees will hold office until the next annual meeting and until their successors are duly elected and qualified.

The Company's Board of Directors meets quarterly. During fiscal 1996, all directors attended at least 75% of the meetings of the Board of Directors and the committees on which they served. All of the nominees for re-election named below have indicated their intent to serve if elected. If any nominee for a position on the Board of Directors of the Company is unable to stand for election for any reason, the proxy holders named in the proxy are expected to vote for the substitute nominee in that position designated by the Board of Directors or, if one is not so designated, are expected to consult with the Board of Directors of the Company in determining how to vote the shares they represent.

Nominees
The nominees for election as directors of the Company are as follows:


         Name                     Age                Director Since

Harold G. Powell                  72                      1987
Rebecca Powell Casey              44                      1987
H. Rainey Powell                  42                      1987
Kenneth C. Row                    31                      1993
James R. Agar                     64                      1987
Michael T. Casey                  47                      1988
Robert B. Cullum, Jr.             47                      1993
Lisa Powell Hunt                  40                      1987
W. Howard Lester                  60                      1995
Gary C. Rawlinson                 54                      1987
William F. Weitzel, PhD           59                      1989

The following is certain biographical information relating to each nominee-director:

Harold G. Powell, the founder of the Company, has been Chairman of the Board of the Company since its organization in 1987, and was Chief Executive Officer from 1987 to 1992. Prior to 1987, he was Chief Executive Officer and/or Chairman of the Board of Directors of each of the predecessor corporations through which the Company's business was conducted. Mr. Powell opened the first Harold's clothing store at the Norman, Oklahoma location in 1948.

Rebecca Powell Casey was appointed Chief Executive Officer of the Company in 1992, and prior to that time had been President from 1987 to 1988, and Executive Vice President - Merchandise and Product Development from 1989 to 1991. Ms. Casey has been employed by the Company in various managerial positions since 1977. Ms. Casey is a daughter of Harold G. Powell and the wife of Michael T. Casey.

H. Rainey Powell has been Chief Financial Officer of the Company since 1987. Mr. Powell was appointed President and Chief
Operating Officer in 1992. Mr. Powell has been employed by the Company and its predecessors in various managerial positions since 1978. Mr. Powell is the son of Harold G. Powell.

Kenneth C. Row was appointed Executive Vice President of the
Company in 1992. Prior to that time and since 1988, Mr. Row was Vice President - Marketing of the Company. Mr. Row has been employed by the Company and its predecessors in various managerial positions since 1986.

James R. Agar is President of Agar, Inc. and Advisory Director of
Agar, Ford, Jarmon and Muldrow Insurance Agency.  He serves as
Chairman of the Special Real Estate Committee and serves on the Audit, Strategic Planning and Compensation Committees.

Michael T. Casey has served as Chairman of the Board of Grand Prairie State Bank, Texas, a privately held bank, since 1989, and is President of Casey Bancorp, Inc. Prior to and since that time, Mr. Casey has been engaged in investments and banking. He previously served as a Senior Vice President of the Company from 1989 until 1991. Mr. Casey currently serves on the board of directors of several other privately held banking organizations in metropolitan Dallas, Texas, including North American Bancshares and American Bank of Texas. Mr. Casey is the husband of Rebecca Powell Casey.

Robert B. Cullum, Jr. is a partner of Fairway Capital Partners, Ltd and Wayfair Capital Partners, Ltd, both of which are privately held real estate investment partnerships based in Dallas, Texas. Mr. Cullum was involved for 30 years in the supermarket industry with Cullum Co., Inc. Presently, he is actively engaged in real estate development with Wayfair Capital Partners, Ltd. and Fairway Capital Partners, Ltd. He also serves on the Board of Directors of Randall Food Markets, Inc., a privately held corporation. He serves on the special Real Estate Committee and the Audit Committee.

Lisa Powell Hunt is engaged in investments and was formerly employed by The First Boston Corporation as a registered institutional sales executive from 1980 to 1984. Ms. Hunt is the daughter of Harold G. Powell.

W. Howard Lester has been Chairman and Chief Executive Officer of
Williams-Sonoma, Inc. since 1978 and is a director of The Good
Guys, Inc.

Gary C. Rawlinson is a shareholder-director of the law firm of Crowe & Dunlevy, A Professional Corporation and has been affiliated with such firm and its predecessor since 1968, which firm serves as general counsel to the Company. Mr. Rawlinson serves as Chairman of the Audit Committee and serves on the Compensation and Strategic Planning Committees.

William F. Weitzel, PhD has served as Professor of Business Administration at the University of Oklahoma since 1983, and as a Director of the College of Business Administration's Skills Enhancement Program since 1986. Mr. Weitzel is President of William Weitzel, Inc., a management consulting organization. Mr. Weitzel serves as Chairman of the Compensation Committee and the Strategic Planning Committee, and serves on the Audit Committee and Special Real Estate Committee.

Committees
The Company's Board of Directors has an Audit Committee,
Compensation Committee, Strategic Planning Committee and a
Special Real Estate Committee. Each of these committees is comprised of three outside directors.

The Audit Committee's functions include reviewing internal controls and recommending to the Board of Directors the engagement of the Company's independent certified public accountants, reviewing with such accountants the plan for and results of their audit of the consolidated financial statements and determining the independence of such accountants. The Audit Committee met twice during fiscal 1996.

The Compensation Committee's function is to evaluate and recommend changes in compensation for all executive officers and certain other key personnel, and the creation and implementation of employee benefit plans and special employment and consulting agreements. The Compensation Committee met once during fiscal 1996.

The Strategic Planning Committee's function is to review the comprehensive plan developed by management stating how the Company will accomplish its mission and objectives. The Strategic Planning Committee did not hold any meetings during fiscal 1996.

The Special Real Estate Committee's functions include the review and analysis of any significant real estate leasing or purchase transactions. The Special Real Estate Committee did not hold any meetings during fiscal 1996.

The Board of Directors does not have a nominating committee. The entire Board performs this function and evaluates and recommends nominees for election to the Board of Directors.

Director Compensation
Non-employee directors of the Company receive $1,000 for each full Board and $500 for each standing committee meeting attended. In addition, under the Company's 1993 Performance and Equity Incentive Plan, each incumbent non-employee director received on the date of the Company's 1995 Annual Meeting of Shareholders an option grant to purchase 4,500 shares of Common Stock of the Company and, while serving as a director, will received additional option grants to purchase 1,500 shares of Common Stock as of the date of each subsequent annual meeting of shareholders. Any new non-employee director will receive under the Company's 1993 Performance and Equity Incentive Plan an initial option grant to purchase 4,500 shares of Common Stock upon election to the Board of Directors and, while serving as a director, will receive additional option grants to purchase 1,500 shares of Common Stock as of the date of each subsequent annual meeting of shareholders. All directors of the Company are entitled to a discount on their clothing purchases off the retail price before markdowns and promotional discounts.

COMPLIANCE WITH SECTION 16(a) OF THE SECURITIES EXCHANGE ACT OF
1934
Section 16(a) of the Securities Exchange Act of 1934 requires the Company's directors, executive officers and persons who beneficially own more than 10% of the Company's Common Stock to file with the Securities and Exchange Commission and the American Stock Exchange initial reports of ownership and reports of changes in ownership of Common Stock of the Company. Officers, directors and greater than 10% beneficial owners are required by regulations of the Securities and Exchange Commission to furnish to the Company copies of all Section 16(a) reports they file. Based solely on review of the copies of such reports furnished to the Company and written representations that no other reports were required during the fiscal year ended February 3, 1996, to the Company's knowledge all Section 16(a) filing requirements applicable to its officers, directors and greater than 10% beneficial owners during the fiscal year ended February 3, 1996 were complied with on a timely basis.

PROPOSAL 2:
PROPOSAL TO INCREASE AUTHORIZED COMMON STOCK

The Board of Directors has approved and recommends that the shareholders adopt an amendment to Article FOURTH of the Company's Certificate of Incorporation which would increase the number of authorized shares of Common Stock from 7,500,000 shares to 25,000,000 shares (the "Authorized Stock Amendment"). The Authorized Stock Amendment will not increase or otherwise affect the number of authorized shares of preferred stock which may be issued by the Company.

As of May 1, 1996, in addition to 4,965,245 shares of Common Stock issued and outstanding, an additional 996,248 shares of Common Stock were reserved for issuance pursuant to awards granted or that may be granted in the future under the Company's 1993 Performance and Equity Incentive Plan, 152,877 shares were reserved insurance pursuant to the Company's 1993 Employee Stock Purchase Plan and 460,000 shares were reserved for issuance in connection with a public offering of the Company's Common Stock pursuant to a Registration Statement on Form S-2 filed with the Securities and Exchange Commission. Therefore, as of May 1, 1996, there were a total of 6,574,370 shares of Common Stock either issued and outstanding or reserved for issuance out of a total of 7,500,000 authorized shares of Common Stock, leaving a total of 925,630 shares of Common Stock remaining available for subsequent issuance or reservation. There are currently no shares of preferred stock outstanding.

The authorization of a greater number of shares than is currently authorized by the Certificate of Incorporation will not materially affect any substantive rights, powers or privileges of holders of Common Stock. The Common Stock does not have preemptive rights.

The Board of Directors believes that the increased number of authorized shares of Common Stock contemplated by the proposed Authorized Stock Amendment is desirable to make additional unreserved share of Common Stock available for issuance or reservation without further shareholder authorization, except as may be required by law or by the rules of the American Stock Exchange. The Company does not have any current plans or intentions to issue any of the additional authorized shares of Common Stock or any preferred stock. However, the Board of Directors believes that having such additional shares authorized and available for issuance or reservation will allow the Company to have greater flexibility in considering potential future actions involving the issuance of stock, including public or private sales of Common Stock, business combinations, and stock dividends or splits. If additional shares are available, transactions dependent upon the issuance of additional shares would be less likely to be undermined by delays and uncertainties occasioned by the need to obtain shareholder authorization prior to the consummation of such transactions. The availability of additional shares for issuance without subsequent shareholder authorization would also permit the Company to avoid expenses which may be incurred in obtaining shareholder authorization through special shareholders meetings in the future.

The Authorized Stock Amendment is not being advanced as a result of any known effort by any party to accumulate the Company's securities or to obtain control of the Company by means of a merger, tender offer, proxy solicitation in opposition to management or otherwise, and is not viewed as part of an "anti-takeover" strategy. However, the authorization to issue the additional shares of Common Stock would nonetheless provide management with additional capacity, among other things, to frustrate the efforts of parties seeking to obtain Board representation or a controlling interest in the Company through the issuance by existing management of securities to others who are friendly or desirable to management. Accordingly, the Authorized Stock Amendment would strengthen the position of management and might make the removal of management more difficult, even if such removal would be generally beneficial to the Company's shareholders.

The issuance of additional shares of Common Stock may have a dilutive effect on earnings per share and on the equity and voting power of existing holders of Common Stock. It may also adversely affect the market price of the Common Stock. Although there can be no assurances, in the event additional shares are issued in transactions whereby favorable business opportunities are provided or whereby additional working capital is obtained, the market price of the Common Stock could be favorably affected.

In order for the Authorized Stock Amendment to be approved, the holders of a majority of the shares entitled to be voted at the Annual Meeting must vote "for" the Authorized Stock Amendment.
See "Voting."

THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE AUTHORIZED STOCK AMENDMENT.

EXECUTIVE COMPENSATION AND OTHER INFORMATION

Executive Officers
The executive officers of the Company are as follows:


NAME                         PRINCIPAL POSITION

Harold G. Powell             Chairman of the Board of Directors
Rebecca Powell Casey         Chief Executive Officer
H. Rainey Powell             President and Chief Operating and Financial Officer
Kenneth C. Row               Executive Vice President
Janet F. Firth               Vice President - Ladies Merchandise Manager
Linda L. Daugherty           Vice President and Controller
Jeffrey T. Morrell           Vice President - Stores

The executive officers of the Company are elected by the Board of Directors and serve as its discretion. The following is a brief description of the business background of each of the executive officers who are not also directors of the Company. For biographical information concerning Harold G. Powell, Rebecca Powell Casey, H. Rainey Powell, and Kenneth C. Row, see "Election of Directors - Nominees."

Janet F. Firth has served as Vice President - Ladies Merchandise
Manager of the Company since 1987. Prior to that time, Ms. Firth was employed by the Company and its predecessors in various managerial capacities since 1984.

Linda L. Daugherty has served as Vice President and Controller of the Company since 1994. Prior to that time, Ms. Daugherty was employed by the Company and its predecessors in various managerial capacities since 1980.

Jeffrey T. Morrell has served as Vice President - Stores of the
Company since 1993. Prior to that time, Mr. Morrell was employed in various managerial capacities since 1990.

Executive Compensation
The following table sets forth information with respect to the chief executive officer and the other most highly compensated executive officers of the Company and its subsidiaries as to whom the total annual salary and bonuses for the year ended February 3, 1996 exceeded $100,000 (hereafter referred to as the "named executive officers").


                           Summary Compensation Table

                                                                                          Long-Term
                                                                                          Compensation
                                     Fiscal Year      Annual Compensation             Securities Underlying              All Other
   Name and Principal Position          Ended        Salary(1)       Bonus               Options (#)(2)              Compensation(3)
Rebecca Powell Casey                    1996          $220,000      $90,000                    -                           1,990
  Chief Executive Officer               1995           180,000       70,000                  49,823                        1,416
                                        1994           180,000       30,292                    -                           1,583

Harold G. Powell                        1996          $180,000      $40,000                    -                         $27,120
  Chairman of the Board                 1995           180,000       29,000                  47,798                       26,110
                                        1994           180,000       21,748                    -                          26,385

H. Rainey Powell                        1996          $160,000      $65,000                    -                         $ 2,855
  President and Chief Operating         1995           140,000       48,000                  39,242                        1,898
  and Financial Officer                 1994           140,000       25,632                    -                             843

Kenneth C. Row                          1996          $125,000      $24,000(4)                 -                         $   719
  Executive Vice President              1995           100,000       26,000(4)               27,720                          752
                                        1994           100,000       17,000                   1,271                          738

Janet F. Firth                          1996          $91,500       $17,000(4)                 -                         $ 2,949
  Vice President - Ladies'              1995           83,500        11,000                  20,375                        2,249
  Merchandise Manager                   1994           83,500         8,000                   1,271                        1,671

(1) Personal benefits provided by the Company to each of the named executive officers do not exceed 10% of total annual salary and bonus reported for the named executive officer and are not included in this total.

(2) Reflects adjustments made to the number of securities underlying the options pursuant to the antidilution provisions of the applicable option agreements as a result of a five percent and a ten percent stock dividend paid by the Company subsequent to the date of grant of the options.

(3) Includes contributions made by the Company to the Tax Savings
Retirement Thrift Plan and Employee Stock Purchase Plan on behalf of the named executive officer and deferred compensation of $25,000 per year payable to Harold G. Powell.

(4) Includes bonus awards of Common Stock granted to the named executive officer pursuant to the Company's 1993 Performance and Equity Incentive Plan. The stock bonuses paid to Kenneth C. Row in fiscal 1995 and 1996 consisted of shares having a market value on the date of the award of $2,000 and $4,000, respectively. The stock bonus paid to Janet F. Firth during fiscal 1996 consisted of shares having a market value of $3,000 on the date of the award.


No stock options were granted by the Company to the named executive officers during the fiscal year ended February 3, 1996. The following table provides information with respect to the named executive officers concerning the exercise of options during the fiscal year ended February 3, 1996 and unexercised options held as of February 3, 1996.

                           Option Exercises And Year-End Valuation Table

                                                                Number of Securities             Value of Unexercised
                                                               Underlying Unexercised          In-The-Money Options At
                                                            Options at Fiscal Year-End(#)        Fiscal Year End ($)
                                Shares
                              Acquired on      Value
            Name             Exercise (#)  Realized ($)    Exercisable     Unexercisable      Exercisable  Unexercisable
Rebecca P. Casey                   -             -           19,928            29,895            53,468        $80,210
Harold G. Powell                   -             -           19,118            28,680            51,295         76,951
H. Rainey Powell                   -             -           15,698            23,544            42,118         63,170
Kenneth C. Row                     -             -            6,815            22,176            23,888         68,868
Janet F. Firth                     -             -            5,345            16,301            19,324         50,623

Employment Agreements

The Company has an employment agreement with Harold G. Powell, the Chairman of the Board of the Company, which continues until January 31, 1998. Pursuant to this agreement, Mr. Powell is paid an annual salary of $180,000 plus a performance bonus in an annual amount to be determined by the Compensation Committee after the results of operations covered by the employment contract have been calculated and deferred annual compensation of $25,000. Subject to certain terms, at the end of the agreement, Mr. Powell's employment will be converted to that of part-time consultant for a period of ten years at an annual salary of $50,000.

The Company also has employment agreements with Rebecca Powell Casey, the Chief Executive Officer of the Company, and H. Rainey Powell, the President and Chief Operating and Financial Officer of the Company, which terminate on January 31, 1998. Rebecca Powell Casey's agreement provides annual compensation of $220,000 plus an annual performance bonus. H. Rainey Powell's provides for annual compensation of $160,000 plus an annual performance bonus. Neither of these contracts provide for deferred compensation or part-time consultant positions after the termination dates of such contracts.

Compensation Committee Interlocks and Insider Participation During fiscal 1996, the Compensation Committee of the Board of Directors was composed of three non-employee directors, James R. Agar, Gary C. Rawlinson and William F. Weitzel. None of the members of the Compensation Committee has ever been an officer of the Company or its subsidiaries. During fiscal 1996, none of the Company's executive officers served as a director or member of the compensation committee of another entity in which any member of the Company's Compensation Committee or any other director of the Company was an executive officer.

Gary C. Rawlinson, a director of the Company and a member of the Compensation Committee, is a shareholder - director of the law firm of Crowe & Dunlevy, A Professional Corporation, which provides legal services to the Company.

Compensation Committee Report on Executive Compensation
The Compensation Committee of the Board of Directors (the "Committee") establishes the general compensation policies of the Company, including specific compensation levels for the Company's executive officers, and administers the Company's 1993 Performance and Equity Incentive Plan and other employee incentive plans. The components of the Company's executive officer compensation program and the basis on which fiscal year 1996 compensation determinations were made by the Compensation Committee with respect to the executive officers of the Company, including the named executive officers, are discussed below.

The Compensation Committee generally believes that the total cash compensation of its executive officers should be similar to the total cash compensation of similarly-situated executives of peer group public companies within the apparel and accessories stores industry. Further, a significant portion of the complete compensation package should be tied to the Company's success in achieving profit, cash flow, and Company growth.

A competitive base salary is considered vital to support the continuity of management. The Compensation Committee has established the base salaries of the Company's executive officers based in part on a survey of executive compensation paid by local and national retail companies. This survey was compiled for the Compensation Committee by The Wyatt Company and others in fiscal 1995. The Compensation Committee also considers the experience, capability and overall performance of the each executive officer, as well as the competitive marketplace for executive talent, in establishing base salaries.

The Compensation Committee's goal in establishing the composition and amount of executive compensations is to motivate, reward and retain creative management talent which will accomplish the Company's objectives of increasing the Company's profitability and the basis for the value of its Common Stock. During the fiscal year ended February 3, 1996, this goal was fostered through awards to certain of its named executive officers of base salary increases and annual cash and stock bonuses as reflected in the Summary Compensation Table set forth elsewhere herein.

As discussed elsewhere herein, the Company has employment agreements with its three primary executive officers Harold G. Powell, Rebecca Powell Casey and H. Rainey Powell. These agreements were entered into effective as of the beginning of fiscal 1996 and establish their base salaries as constant through the duration of the agreements which terminate on January 31, 1998. The base salary of the other named executive officers was established based primarily upon analysis of the surveys described above and the Company's historical profitability. The Company believes that the officers' cash bonuses should be tied to the Company's success in achieving near-term results. Cash bonuses are based on a bonus pool determined by the Compensation Committee. The Compensation Committee's primary goal in determining annual cash bonus awards is to tie bonus awards to the performance of the Company.

The Committee intends to reward long-term strategic management practices and enhancement of shareholder value through the award of stock options and other stock based awards under the Company's 1993 Performance and Equity Incentive Plan. The objective of equity based compensation is to more closely align the interest of the executive officers with those of the shareholders. The ultimate value of the awards will depend on the continual success of the Company, thereby creating a continuing incentive for executive officers to perform long after the initial grant. No stock options were awarded to executive officers during the fiscal year ended February 3, 1996. However, the Compensation Committee believes that the total executive compensation in future years will include equity-based incentive compensation, such as stock options and stock bonuses.

We believe that the Company has an appropriate compensation structure which properly rewards and motivates its executive officers to build stockholder value.

William F. Weitzel, Chairman
James R. Agar
Gary C. Rawlinson
Shareholder Return Performance Graph

The following graph presented in accordance with the requirements of the Securities and Exchange Commission shows the cumulative total stockholder return on the Company's Common Stock over the last five fiscal years as compared to the returns of the American Stock Exchange Market Value Index (the "Broad Market Index") and the peer group selected by the Company (the "Peer Group"). This peer group includes The Gap, Inc., The Limited, Inc., Merry-Go-Round and other apparel and accessories stores.

The graph assumes an investment of $100 at the beginning of the five-year period on February 1, 1991, and quarterly reinvestments of dividends.

             Compare 5-year Cumulative Total Return
  Among Harold's Stores, Inc. Broad Market Index and Peer Group


                                            Fiscal Year Ending
    Company/Index       1991    1992       1993      1994      1994     1996
Harold's Stores, Inc.    100    139.29     220.02    247.52    330.03   400.32
Peer Group               100    161.71     154.43    132.05    106.54   109.78
Broad Market Index       100    123.29     121.08    144.58    126.18   161.74


RELATED PARTY TRANSACTIONS

The Company leases its Norman, Oklahoma store and certain related facilities from a corporation, the shareholders of which consist of Harold G. Powell and his spouse. The lease has a term of 12 years ending on April 30, 2008 and provides for annual rental equal to 4% of gross sales with no fixed minimum rental, plus utilities and certain property taxes. Prior to May 1, 1996, the Company leased these facilities under several related leases from a corporation, the shareholders of which include the wife of Harold G. Powell, and from certain trusts, the beneficiaries of which are Mr. Powell, his children and other members of his family. These prior leases were restructured effective May 1, 1996 following the death of the mother of Harold G. Powell into the master lease described above. The prior leases contained "percentage rent" provisions similar to the provision described above in connection with the current master lease, and the restructuring did not result in any increase in the percentage of gross sales payable by the Company as rent. During the fiscal year ended February 3, 1996, the Company made aggregate rental payments of approximately $140,000, pursuant to the prior leases.

The Company leases a 10,000 square foot office building used as a men's and ladies' buying office in Dallas, Texas, and a warehouse and distribution facility located in Norman, Oklahoma. The lessors of these facilities are two limited partnerships whose partners are Michael T. Casey, Rebecca Powell Casey, Lisa Powell Hunt, Harold G. Powell and H. Rainey Powell, all of whom are shareholders and directors of the Company. The term of the warehouse and distribution facilities lease is 10 years commencing December 1, 1992. Rent payments are $64,000 per year payable in monthly installments plus utilities and property taxes. The buying office lease was amended and restated effective April 1, 1996, among other things, to extend the term of the lease in order to ensure the long-term availability of the facilities on financial terms deemed acceptable by the Company. The term of the amended and restated lease is 16 years commencing April 1, 1996, resulting in an extension of approximately 11 years from the initial term of the lease. Lease payments under the amended and restated lease will be $158,000 per year payable in monthly installments, plus utilities and property taxes, through March 31, 2000. This amount equals the annual rent that would have been payable by the Company through the original term of the lease prior to its amendment and restatement. After March 31, 2000, annual rental payments will increase according to a fixed schedule set forth in the lease. During the fiscal year ended February 3, 1996, the Company made aggregate rental payments of $158,000 pursuant to the buying office lease.

In the opinion of management, the terms of the lease agreements are fair and reasonable and at least as favorable to the Company as would be reasonably expected from an unrelated third party operating properties of equal quality in similar locations at the time of their execution. The above lease agreements were approved by the Special Real Estate Committee, comprised of three outside directors, and the Board of Directors, of the Company prior to the execution of such leases.

Michael T. Casey, a director of the Company, provided real estate consulting services to the Company during the preceding fiscal year for which he was paid $46,500. Such consulting services included the evaluation of perspective new retail store locations and lease negotiation.

VOTING
The election of each director at the Annual Meeting will be by plurality vote. The affirmative vote of the holders of a majority of the Common Stock entitled to vote at the Annual Meeting will be required to approve the proposed Authorized Stock Amendment. Any other matters properly brought before the Annual Meeting will be decided by a majority of the votes cast on the matter, unless otherwise required by law.

The office of the Company's Secretary appoints an inspector of election to tabulate all votes and to certify the results of all matters voted upon at the Annual Meeting. Neither the corporate law of the State of Oklahoma, the state in which the Company is incorporated, nor the Company's Certificate of Incorporation or Bylaws have any specific provisions regarding the treatment of abstentions and broker non-votes. It is the Company's policy to count abstentions or broker non-votes for the purpose of determining the presence of a quorum at the meeting. Abstentions will be treated as shares represented at the Annual Meeting for determining results on actions requiring a majority vote but will not be considered in determining results of plurality votes. Shares represented by proxies returned by brokers where the broker's discretionary authority is limited by stock exchange rules will be treated as represented at the Annual Meeting only as to such matter or matters voted on in the proxy. Shares represented by limited proxies will be treated as represented at the meeting only as to such matter or matters for which authority is granted in the limited proxy.

Because directors are elected by a plurality vote rather than a majority of the shares entitled to vote or a majority of the shares present in person or represented by proxy at the Annual Meeting, proxies marked "withhold authority" with respect to any one or more nominees will not affect the outcome of the nominee's election unless the nominee receives no affirmative votes or unless other candidates are nominated for election as directors. However, since the approval of the Authorized Stock Amendment requires the affirmative vote of the holders of a majority of the shares entitled to vote at the Annual Meeting, the failure to return a proxy or vote at the Annual Meeting or the return of a proxy marked "abstain" with respect to the Authorized Stock Amendment will be the same as a negative vote.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
The Board of Directors, as recommended by the Audit Committee, has selected KPMG Peat Marwick LLP to serve as the Company's independent certified public accountants for the fiscal year ending February 1, 1997. They have been the auditors of the accounts of the Company since 1987. Representatives of KPMG Peat Marwick LLP are expected to be present at the Annual Meeting, with the opportunity to make a statement if they desire to do so, and will be available to respond to appropriate questions.

PROPOSALS OF SHAREHOLDERS
The Board of Directors will consider proposals of shareholders intended to be presented for action at the Annual Meeting of Shareholders. According to the rules of the Securities and Exchange Commission, such proposals shall be included in the Company's Proxy Statement if they are received in a timely manner and if certain requirements are met. For a shareholder proposal to be included in the Company's Proxy Statement relating to the 1997 Annual Shareholders' Meeting, a written proposal complying with the requirements established by the Securities and Exchange Commission must be received at the Company's principal executive offices located at 765 Asp, Norman, Oklahoma 73069 no later than ___________, 1997.

OTHER MATTERS
The Company does not know of any matters to be presented for action at the meeting other than those listed in the Notice of Meeting and referred to herein. If any other matters properly come before the Annual Meeting, it is intended that the proxy solicited hereby will be voted in accordance with the recommendation of the Board of Directors.
Copies of the Annual Report of Harold's Stores, Inc. to the Securities and Exchange Commission on Form 10-K may be obtained, without charge to the shareholders, by writing Harold's Stores, Inc., Shareholder Relations, Post Office Box 2970, Norman, Oklahoma 73070-2970.


                              FRONT

                   PROXY HAROLD'S STORES, INC.
            765 Asp Avenue, Norman, Oklahoma   73069
PROXY

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
OF HAROLD'S STORES, INC.

The undersigned hereby appoints H. Rainey Powell and Linda Daugherty, or any one of them, each with the power to appoint his or her substitute, as proxies, and hereby appoints and authorizes them to represent and vote as designated below, all the shares of Common Stock, held of record by the undersigned on May 1, 1996, at the Annual Meeting of Shareholders of Harold's Stores, Inc. (the "Company") to be held at the Holiday Inn, 1000 N. Interstate Drive, Norman, Oklahoma, at 2:00 p.m. on Friday, June 28, 1996, and at any adjournment thereof.

1.   ELECTION OF DIRECTORS
________FOR all nominees                _____WITHHOLD AUTHORITY
listed below                            to vote for all nominees
(except as marked to                    below
the contrary below)


   Harold G. Powell, Michael T. Casey, Rebecca Powell Casey,
    H. Rainey Powell, Gary C. Rawlinson, Lisa Powell Hunt,
      James R. Agar, William F. Weitzel, Kenneth C. Row,
             Robert B. Cullum, Jr., W. Howard Lester

2.   Proposal to amend the Company's Certificate of Incorporation to increase the number of authorized shares of Common Stock.
     ____FOR   _____AGAINST        ____ABSTAIN

3. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the meeting or any adjournment thereof.





BACK


IF ANY OTHER BUSINESS IS PRESENTED AT THE ANNUAL MEETING, THIS PROXY SHALL BE VOTED IN ACCORDANCE WITH THE RECOMMENDATION OF THE BOARD OF DIRECTORS. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE NOMINEES LISTED IN ITEM 1 AND FOR THE PROPOSAL DESCRIBED IN ITEM 2.

Please  sign  exactly as name appears  below.
When  shares are held as joint tenants,  both
should  sign.  When signing as  attorney,  as
executor,    administrator,    trustee,    or
guardian,  please give full titles  as  such.
If  a corporation, please sign full corporate
name   by   President  or  other   authorized
officer.   If  a  partnership,  please   sign
partnership name by authorized person.

Date:__________________________, 1996

___________________________Signature
PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY
CARD PROMPTLY USING THE ENCLOSED ENVELOPE.



APPENDIX TO PROXY STATEMENT OF HAROLD'S STORES, INC.
CONTAINING SUPPLEMENTAL INFORMATION REQUIRED TO BE
PROVIDED TO THE SECURITIES AND EXCHANGE COMMISSION

The following is information required to be provided to the Securities and Exchange Commission in connection with the Preliminary Proxy Materials of Harold's Stores, Inc., (the "Company") in connection with the Company's 1996 Annual Meeting of Shareholders. This information is not deemed to be a part of the Proxy Statement and will not be provided to shareholders in connection with the Proxy Statement.

1.   The Company anticipates that the definitive Proxy
Materials will be mailed to the shareholders on or about May
29, 1996.